Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Cash Flows From Operating Activities:
Net (Loss) Income	¥ (62,019,599)	$ (8,657,602)	¥ 13,251,753	¥ (43,098,780)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization expenses	1,132,097	158,035	1,109,606	928,385
Amortization of operating lease right-of-use assets	2,090,222	291,784	2,153,804	2,407,047
(Gain) loss from early termination of right-of-use assets	(34,321)	(4,791)	46,943	(58,092)
Loss from disposal of property and equipment				13,223
Share-based compensation expenses	97,765	13,647		55,266,010
Provision for doubtful receivables	21,421,734	2,990,359	4,118,332	1,854,686
Gain from extinguishment of liability			(8,996,341)
Accretion of interest expenses on convertible notes	2,761,739	385,524
Loss from extinguishment of convertible notes	7,174,958	1,001,586
Changes in fair value of derivative liabilities	1,031,558	144,000
Changes in fair value of warrant liabilities	(1,952,081)	(272,500)
Deferred income tax expenses (benefits)	(2,626,562)	(366,654)	5,496,536	513,577
Changes in operating assets and liabilities:
Accounts receivable	3,938,524	549,797	(65,456,574)	(29,805,495)
Due from related parties	(1,586,308)	(221,440)	(8,040,512)	(2,724,260)
Prepaid expenses and other current assets	2,661,378	371,514	(1,240,202)	(3,311,573)
Other non-current assets	(573,649)	(80,078)	15,000	159,865
Accounts payable	7,357,872	1,027,119	19,816,427	10,047,563
Insurance premium payable	4,412,464	615,956	34,823,473	108,124
Due to related parties	136,816	19,099	162,408
Income tax payable	15,853	2,213	14,404	28,343
Operating lease liabilities	(2,175,762)	(303,725)	(1,999,242)	(2,144,171)
Accrued expenses and other liabilities	(3,941,186)	(550,168)	914,832	8,691,653
Net cash used in operating activities	(20,676,488)	(2,886,325)	(3,809,353)	(1,123,895)
Cash Flows From Investing Activities
Purchase of property and equipment			(276,102)
Prepayments or purchase for intangible assets			(316,236)	(1,791,906)
Loans made to related parties				(15,500)
Collection of loan to related parties				15,771,100
Proceeds from disposal of property and equipment				10,520
Prepayment for equity investments	(12,475,000)	(1,741,443)
Investment in an equity investee	(2,500,000)	(348,987)
Net cash provided by (used in) investing activities	(14,975,000)	(2,090,430)	(592,338)	13,974,214
Cash Flows From Financing Activities
Proceeds from IPO			43,384,800
Proceeds from over-allotment			687,523
Net proceeds from issuance of convertible notes	17,483,280	2,442,491
Repayment of convertible notes	(5,264,783)	(734,935)
Capital contribution from a shareholder	5,799,969	809,644		600,000
Proceeds from short-term bank borrowings	40,000,000	5,583,785	25,000,000	30,200,000
Repayment of short-term borrowings	(45,014,237)	(6,283,745)	(25,453,560)	(30,932,203)
Borrowings from related parties	9,500,000	1,326,149	28,500,000	237,000
Repayment of borrowings to related parties	(8,661,984)	(1,209,166)	(28,790,200)	(437,000)
Settlement of subscription fees advanced from a investor	(3,967,865)	(553,893)
Payment of offering cost			(12,421,207)	(4,223,769)
Net cash (used in) provided by financing activities	9,874,380	1,380,330	30,907,356	(4,555,972)
Effect of exchange rate changes on cash and cash equivalents	(838,511)	(118,972)	(233,991)	5,116
Net increase (decrease) in cash, cash equivalents and restricted cash	(26,615,619)	(3,715,397)	26,271,674	8,299,463
Cash, cash equivalents and restricted cash at beginning of the year	46,145,326	6,441,639	19,873,652	11,574,189
Cash, cash equivalents and restricted cash at end of the year	19,529,707	2,726,242	46,145,326	19,873,652
Supplemental Cash Flow Information
Cash paid for interest expense	1,223,712	170,824	4,255,412	1,241,082
Cash paid for income tax
Non-cash Investing and Financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	4,617,878	644,631	1,355,484	6,609,590
Disposal of operating lease right-of-use assets	1,464,840	204,484	216,170	1,922,624
Issuance of warrants to underwriter in connection with IPO and overallotment			627,340
Issuance of shares to settlement convertible notes	14,148,573	1,975,065
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	10,284,108	1,435,606	2,401,495
Restricted cash	4,245,599	592,663	38,743,831
Restricted cash, noncurrent	5,000,000	697,973	5,000,000
Total cash and cash equivalents and restricted cash	¥ 19,529,707	$ 2,726,242	¥ 46,145,326